ALPS ETF TRUST

ALPS CLEAN ENERGY ETF (cboe bzx: aces)

SUPPLEMENT DATED JULY 10, 2018

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED

JUNE 29, 2018

Prospectus

The first sentence of the third paragraph under the section titled “How to Buy and Sell Shares - Distributions” is hereby deleted and replaced with the following information:

Income dividends, if any, are distributed to shareholders quarterly.

The first sentence of the first paragraph under the section titled “Federal Income Taxation - Taxes on Distributions” is hereby deleted and replaced with the following information:

Dividends from net investment income, if any, are declared and paid quarterly.

Statement of Additional Information

The first sentence of the second paragraph under the section titled “Dividends and Distributions” is hereby deleted and replaced with the following information:

Dividends from net investment income, if any, are declared and paid quarterly.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.